Investments in Joint Ventures and Associates - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	€ (199)	€ (540)	[1]	€ 2,029
Other comprehensive income	421	(870)	[1]	200
Total comprehensive income	222	(1,410)	[1]	€ 2,229
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	73	61
Other comprehensive income	9	(24)
Total comprehensive income	82	37
Santander Spain Life [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	37	31
Other comprehensive income	4	(12)
Total comprehensive income	42	19
AIFMC [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	140	238
Other comprehensive income	0	0
Total comprehensive income	140	238
AIFMC [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	69	116
Total comprehensive income	69	116
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	170	205
Other comprehensive income	32	(41)
Total comprehensive income	203	164
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	90	105
Other comprehensive income	17	(21)
Total comprehensive income	€ 107	€ 84

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.